Borrowings (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Borrowings, interest rate	3.00%	3.00%
Banking facility (in Yuan Renminbi)	¥ 416.0	¥ 125.0
Within 1 year [Member] | Bottom of range [member]
Borrowings
Borrowings, interest rate	3.00%	4.20%
Within 1 year [Member] | Top of range [member]
Borrowings
Borrowings, interest rate	6.50%	6.20%
Borrowings Due on July 2026 [Member] | Lpreightybp [Member]
Borrowings
Borrowings maturity	July 2026
Borrowings Due on August 2026 [Member] | Lpreightybp [Member]
Borrowings
Borrowings partially repayable date	Feb. 28, 2025
Borrowings Due on January 2026 [Member] | Lpreightybp [Member]
Borrowings
Borrowings partially repayable date	Dec. 31, 2025
Borrowings Due on January 2027 [Member] | Lpreightybp [Member]
Borrowings
Borrowings partially repayable date	Jan. 31, 2025